Document and Entity Information	3 Months Ended
Mar. 28, 2014
Document And Entity Information [Abstract]
Document Type	S-4
Amendment Flag	false
Document Period End Date	Mar. 28, 2014
Trading Symbol	BGC
Entity Registrant Name	GENERAL CABLE CORP /DE/
Entity Central Index Key	0000886035
Entity Filer Category	Large Accelerated Filer